TRADING SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Securities [Abstract]
Gain related to trading securities	$ 261,473	$ 85,561	$ 883,285